UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended   December 31, 2012
                                              ---------------------

Check here if Amendment [  ]; Amendment Number:
                                                ------
  This Amendment (Check only one.):     [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Quadrangle GP Investors LLC
              --------------------------------
Address:      1065 Avenue of the Americas
              --------------------------------
              New York, NY 10018
              --------------------------------

Form 13F File Number: 28-12824
                      ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Michael Huber
              --------------------------------
Title:        President and Managing Principal
              --------------------------------
Phone:        (212) 418-1700
              --------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael Huber            New York, NY         February 12, 2013
----------------------------- ---------------------- -------------------------
           [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 1
                                             --------------
Form 13F Information Table Entry Total:            5
                                             --------------
Form 13F Information Table Value Total:         $211,114
                                             --------------
                                              (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         Number         Form 13F File Number                 Name
         ------         --------------------                 ----
           1                  28-12825              QCP GP Investors II LLC


Explanatory Note:

The positions reported herein, as indicated in the Information Table, are under the investment discretion of either Quadrangle GP Investors LLC or QCP GP Investors II LLC. Quadrangle GP Investors LLC and QCP GP Investors II LLC are ultimately controlled by the same persons but do not share investment discretion over any positions.

                                                     FORM 13F INFORMATION TABLE


       COLUMN 1       COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7             COLUMN 8
--------------------  --------    ----------  --------    -------------------   ----------   ---------    --------------------------
                       TITLE                   VALUE      SHRS OR   SH/  PUT/   INVESTMENT     OTHER          VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS    CUSIP       (X$1000)    PRN AMT   PRN  CALL   DISCRETION    MANAGERS    SOLE      SHARED    NONE
--------------------  --------    ----------  --------    -------- ----- ----   ----------   ---------    -------  --------- -------
NTELOS HLDGS CORP (a)   COM       67020Q305   37,874      2,888,939 SH          SOLE                      2,888,939

LUMOS NETWORKS
CORP (a)                COM       550283105   28,947      2,888,939 SH          SOLE                      2,888,939

DICE HLDGS INC (b)      COM       253017107   79,716      8,683,661 SH          SOLE           1          8,683,661

NTELOS HLDGS CORP (b)   COM       67020Q305   36,602      2,791,898 SH          SOLE           1          2,791,898

LUMOS NETWORKS
CORP (b)                COM       550283105   27,975      2,791,898 SH          SOLE           1          2,791,898


(a) Position under the investment discretion of Quadrangle GP Investors LLC.

(b) Position under the investment discretion of QCP GP Investors II LLC.


                                      3